Use Of Judgements And Estimates	12 Months Ended
Dec. 31, 2021
Use Of Judgements And Estimates [Abstract]
Use Of Judgements And Estimates
3.	USE OF JUDGEMENTS AND ESTIMATES
The preparation of these consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Critical judgement and estimates:
A summary is given below of the critical aspects that have also involved a greater degree of judgement or complexity, or those in which the assumptions and estimates have an influence on the preparation of these consolidated financial statements.
Key assumptions concerning the future and other relevant data on the estimation of uncertainty at the reporting date, which entail a considerable risk of significant changes in the value of the assets and liabilities in the coming year, are as follows:

•	Going concern
Disclosures related to the going concern have been included in Note 2 Basis of Preparation.

•	Impairment of non-current assets (including goodwill)
Goodwill is tested for impairment at cash-generating unit level (“CGU”) on an annual basis or if an event occurs or circumstances change that could reduce the recoverable amount of a CGU below its carrying amount. These events or circumstances could include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposal of a significant portion of a reporting unit.
The Company makes judgements about the recoverability of
non-current
assets with finite lives whenever events or changes in circumstances indicate that impairment may exist. Recoverability of these assets with finite lives is measured by comparing the carrying amount of the asset to the future undiscounted cash flows the asset is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying amount and the recoverable amount of the impaired asset. Assumptions and estimates about future values and remaining useful lives of its non-current
assets are complex and subjective. They can be affected by a variety of factors, including external factors such as industry and economic trends, and internal factors such as changes in business strategy and internal forecasts.
In order to determine the recoverable amount, the Company estimates expected future cash flows from the assets and applies an appropriate discount rate to calculate the present value of these cash flows. Future cash flows are dependent on whether the budgets and forecasts for the next five years are achieved, whereas the discount rates depend on the interest rate and risk premium associated with each of the companies.
There was no impairment of goodwill or
non-current
assets
for
the years ended 31 December 2021 and 2020. (See Note 11).

•	Capitalization of development costs and determination of the useful life of intangible assets
The Company’s management reviews expenditures, including wages and benefits for employees, incurred on development activities and, based on its judgement of the costs incurred, assesses whether the expenditure meets the capitalization criteria set out in IAS 38 and the intangible assets accounting policy in Note 5. The Company’s management specifically considers whether additional expenditure on projects relates to maintenance or new development projects with only the new developments qualifying to be capitalized.
The useful life of capitalized development costs is determined by management at the time the newly developed charger is brought into use and is regularly reviewed for appropriateness. For unique charger products controlled and developed by the Company, the useful life is based on historical experience with similar products as well as anticipation of future events, which may impact their useful economic life, such as changes in technology. (See Note 10).

•	Measurement of convertible bonds
At 31 December 202
0, compound financial instruments issued by Wall Box Chargers, S.L. comprised the convertible bonds issued during 2020 for an amount of Euros
25,880,000
with a nominal interest rate of
8
%. In addition, in the first half of 2021, convertible bonds were issued for an amount of Euros
7,000,000
with the same conditions as the
bond
issued in 2020. Also during the first six months of 2021 Wall Box Chargers, S.L. issued a new convertible financial instrument for an amount of Euros
27,550,000
with a nominal interest rate of
5
%.
These convertible bonds were denominated in Euros and could be converted to ordinary shares at the discretion of the holder.
The liability component of the first two convertible bonds was initially recognized at the fair value of a similar liability that did not have an equity conversion option. The determination of this fair value was based on an estimated incremental rate which reflected the risk of the country where the company was located, the currency of payments, the specific risk of the sector and the Company’s particular situation, in order to determine the discount factor estimates needed to be made in respect of the risk-free rate, the country risk premium and the credit spread are considered.
The equity component was initially recognized as the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. The equity component at issue date was estimated to be nil as the fair value of the liability component was calculated to be close to the fair value of the compound financial instrument as a whole.
Based on the analysis performed, Wall Box Chargers, S.L. concluded that the third convertible bond was a hybrid instrument that contained a non-derivative
financial instrument which comprised an obligation for the issuer to settle in cash or by a way of delivering a variable amount of its own equity instruments and embedded derivatives with different probabilities of contingent events occurring. Therefore, Wall Box Chargers, S.L. chose to measure the hybrid contract at fair value through profit or loss since its inception. The fair value at issue date was equal to the par value. Subsequently, the convertible bond was valued at fair value through profit or loss. The fair value implies judgement in relation to whether the bond will convert or be paid in cash, the conversion price and the number of shares to be issued in exchange for the bonds. It was also estimated that a conversion would take place. The share price was estimated based on the company value included in the Business Combination Agreement with Kensington Capital Acquisition II which was signed on 6 June 2021.
The first two convertible bonds (Euros 25,880,000 and Euros 7,000,000)

were recognized at amortized cost after the initial recognition. The third convertible bond

(Euros 27,550,000)
was recognized at fair value until 16 September 2021, the date of conversion. The conversion of the convertible bonds lead to the issue of

147,443
Class A ordinary shares by Wallbox Chargers, S.L. with a par value of Euros

0.50
each and share premium (see Note 13).
•	Business combinations (including put option liabilities)
The Company accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Company. In determining whether a particular set of activities and assets is a business, the Company assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.
The Company determines and allocates the purchase price of an acquired business to the assets acquired and liabilities assumed as of the business combination date. The purchase price allocation process requires the Company to use significant estimates and assumptions with respect to the identification of assets previously not recognized such as customer relationships, brand name and intangible assets and the determination of the fair value of assets and liabilities acquired.
As part of the business combinations of Intelligent Solutions AS (renamed into Wallbox AS) and Electromaps, S.L., put options to non-controlling
entities to be settled in cash were granted. At the acquisition date a financial liability for the present value of the expected exercise price of the option was recognized. Significant estimates are made in order to determine the expected exercise price of the option, which are based on a predefined contractual formula calculated on the future sales of the acquired companies.
The Company elected to apply a policy choice that allows it to recognize the acquisition of 100% of the interests in the subsidiary (therefore, it does not recognize non-controlling
interests) against the consideration paid, reflected by the financial liability derived from the put option.
Regarding Intelligent Solutions upon initial recognition, it had been estimated that such financial liability would be canceled in January 2023. However, in August 2021, the Group agreed with the former shareholders to cancel it during the second half of 2021, implying an adjustment of the present value of the liability at that date. Payments were made on 19 August, 2 September and 9 November 2021 (see Note 6).

•	Share - Based Payment
The Company’s management measures equity settled share-based payments at fair value at the date of grant and expenses the cost over the vesting period, based upon management’s estimate of equity instruments that will eventually vest, along with a corresponding increase in equity. At each statement of financial position date, management revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based
vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity reserves.
Prior to the completion of the Business Combination on 1 October 2021, as the ordinary shares of Wallbox Chargers, S.L. were not listed on a public marketplace, the calculation of the fair value of its ordinary shares was subject to a greater degree of estimation in determining the basis for share-based options that it issued. Given the absence of a public market during the first months of the year, management was required to estimate the fair value of the ordinary shares at the time of each grant.
The Company’s management determined the value of its ordinary shares based on interpolating from the valuations in its most recent external equity financing rounds and, subject to discounts for the probability and timing of an exit event and lack of marketability, among other factors.
The assumptions underlying the valuations represent the Company’s best estimates, which involve inherent uncertainties and the application of management judgement. (See Note 21).

•	Income taxes
Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized. In order to determine the amount of the deferred tax assets to be recognized, the directors consider the amounts and dates on which future taxable profits will be obtained and the reversal period for taxable temporary differences. The Company has not recognized deferred tax assets at 31 December 2021 or at 31 December 2020. The key area of judgement is therefore an assessment of whether it is probable that there will be suitable taxable profits against which any deferred tax assets can be utilized. The Company operates in a number of international tax jurisdictions. Further details of the Company’s accounting policy in relation to deferred tax assets are discussed in Note 5.
Research and development tax credits are recognized as an asset once it is considered that there is sufficient assurance that any amount claimable will be received. The key judgement therefore arises in respect of the likelihood of a claim being successful when a claim has been quantified but has not been received. In making this judgement the Company considers the nature of the claim and in particular the track record of success of previous claims.
The Company is subject to income taxes in numerous jurisdictions and there are transactions for which the ultimate tax determination cannot be assessed with certainty in the ordinary course of business. The Company recognizes a provision for situations that might arise in the foreseeable future based on an assessment of the probabilities as to whether additional taxes will be due. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely to be made on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. (See Note 24).

•	Critical judgements derived from the Business Combination Agreement and the Transaction
On 1 October 2021 (the “Closing Date”), Wallbox closed a denominated business combination (the “Business Combination”) pursuant to the Business Combination Agreement, dated 9 June 2021, (the “Business Combination Agreement”), entered into by and between Wallbox, Orion Merger Sub Corp., Kensington Capital Acquisition Corp. II, (hereinafter Kensington), and Wallbox Chargers.
Regarding this transaction the Group has considered the following main estimations and judgements:
Wallbox Chargers acquisition
From an accounting perspective, the contribution in kind of Wallbox Chargers and subsidiaries qualifies as a ‘business combination involving entities or businesses under common control’ which is not in the scope of IFRS 3. IFRS has currently no guidance yet on how to account for these kind of transactions.
After analyzing all the factors involving the Transaction, and based on main interpretations used by other issuers, management has concluded that Wallbox N.V. cannot be considered as a separate entity acting in its own right as an acquirer in a business combination (it acts on behalf of the same shareholders of Wallbox Chargers) and the economic substance of its incorporation and the holding of the shares of Wallbox Chargers is intended only for a reorganization of the group with the sole purpose to realize an IPO and attract new investors.
Consequently, management has decided that Wallbox N.V. recognizes in its consolidated financial statements the net assets of Wallbox Chargers and its subsidiaries as per their previous carrying amounts (book value/pooling of interests (carry-over basis) accounting) and will apply this accounting treatment to similar transactions in the future.
Acquisition of Kensington Acquisition Corp. II
The contribution in kind of Kensington is not within the scope of IFRS 3 as Kensington does not meet the definition of a business in accordance with IFRS 3.
Therefore, Wallbox has not acquired a business through the contribution in kind but accounted for the Kensington shares in accordance with IFRS Share-based payments. Kensington has been treated as the “acquired” company for financial reporting purposes and its net assets have been recognized at historical cost, with no goodwill or other intangible assets recorded.
As a result of this Transaction Kensington shareholders became shareholders of Wallbox,
Based on IFRS 2, and from an analysis of the transaction, it has been considered that the excess of fair value of Wallbox shares issued over the fair value of Kensington’s identifiable net assets acquired represents compensation for the service of stock exchange listing for its shares and has been expensed as incurred.
In this regard, Kensington’s net assets at the closing date amounted to USD 115,243,682 or Euros 99,524,444 plus the cash proceeds to be received from PIPE Investors amounting USD 111,000,000 or Euros 95,859,600, totaling Euros 195,384,044.
The fair value of the Wallbox Chargers business agreed between the independent parties involved in the Transaction amounted to USD 1,400,000,000 (Euros 1,209,040,000) in accordance with the Business Combination Agreement. Therefore, based on an 18.1% equity interest in Wallbox issued to Kensington shareholders, the fair value of the Wallbox shares provided to the Kensington shareholders has been estimated at Euros 267,555,606.
Consequently, the difference between the fair value of the Wallbox shares provided (Euros 267,555,606) and Kensington’s net assets (Euros 195,384,044), amounted to Euros 72,171,562, and has been considered as a finance expense in the statement of profit or loss of Wallbox at closing date
, representing the value of the stock exchange listing services rendered by Kensington and its shareholders (see Note 22).
Comparative information
There is no approved guidance in IFRS regarding the presentation of comparatives when applying the pooling of interests method for business combinations between entities under common control.
Considering this lack of guidance and IAS 8, Management has determined that Wallbox restates its comparatives and adjust its current reporting period before the date of the transaction as if the combination has occurred at the start of the earliest period presented.
Wallbox has decided to
re-present
comparatives as the consolidated financial statements of Wallbox are considered to be a continuation of those of Wallbox Chargers.
Consequently, Wallbox N.V. is considered the parent of the Wallbox Group at 1 January 2019, and has included comparatives for a period of two years in the consolidated financial statements for the year ended 31 December 2021. From this date, Wallbox’ consolidated financial statements will be the continuation of those issued by Wallbox Chargers, recognizing the incorporation of Kensington as of 1 October 2021. See more detail about the values considered in Note 6.
Treatment of transaction costs
In accordance with IAS 32, Wallbox has analyzed the total costs incurred in the Transaction to determine which were incremental and directly attributable to the issue of new shares, and hence are to be deducted from equity directly rather than being expenses through profit or loss.
Some costs have been considered 100% attributable to the issuance of the new shares in exchange for cash, while other costs incurred related to a combination of the issuance of new shares and obtaining the listing. For this latter group of costs, only the part that could be attributed to the issuance of new shares in exchange for cash are deducted from equity, which percentage was determined as the ratio of the number of new shares issued in exchange for cash compared to the total number of outstanding shares after the Transaction.
A total amount of Euros 17,397,322 (Note 16) of incremental and directly attributable costs for the issuance of new shares has been deducted from share premium directly.
Non-incremental
and not directly attributable costs for the issuance of shares in the amount of Euros 8,046,158 (Note 20) are expensed in profit or loss.

•	Warrants
Public and Private Warrants originally issued by Kensington to its public shareholders and its sponsors were converted on the closing date of the Business Combination Agreement, into a right to acquire one Class A ordinary share of Wallbox N.V. (a “Wallbox Warrant”) on substantially the same terms as were in effect immediately prior to the closing date. These warrants were considered part of the net assets of Kensington at the time of the Transaction.

On the closing date of the Business Combination Agreement, Wallbox N.V. issued Warrants to registered holders of Kensington’s Public and Private Warrants in exchange for the originally issued Warrants. Wallbox N.V. assumed and continues to hold these warrants on the same terms as before (to the extent applicable).
According to management’s assessment, both the Public and Private Warrants fall within the scope of IAS 32 and have been classified as a derivative financial liability. In accordance with IFRS 9 guidance, derivatives that are classified as financial liabilities shall be measured at fair value with subsequent changes in fair value to be recognized in profit and loss.
Although these estimates made by the Company’s directors were based on the best information available at 31 December 2021, it is possible that events which might take place in the future would require their adjustment in future years.